Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expenses [Abstract]
Schedule of Income Tax Expense Benefit
	2024	2023	2022 (As revised2)
	USD	USD	USD
Current Tax Expense
Current year	268,715	115,833	107,355
Changes in estimates related to prior years	3,613	30,607	-
Deferred tax expense/(credit)
Origination and reversal of temporary difference	(8,089)	77,862	34,795
Changes in estimates related to prior years	11,675	-	-
Income tax expenses	275,914	224,302	142,150

Schedule of Profit Before Income Tax Differs from the Theoretical Amount

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	2024	2023	2022 (As revised2)
	USD	USD	USD
Reconciliation between tax expenses and accounting profit at applicable tax rate
Profit before tax	(4,568,584)	1,088,339	903,490
Tax at the Singapore statutory rate	(776,659)	185,018	153,593
Share-based compensation	877,029	-	-
Difference from the effect of tax rates in a foreign jurisdiction	128,371	10,583	(292)
Tax losses-unrecognized deferred tax assets	48,008	-	-
Non-deductible expenses	9,925	11,084	1,482
Other Non-taxable Income	(26,048)	(12,990)	(12,633)
Changes in estimates related to prior years	15,288	30,607	-
Income tax expenses	275,914	224,302	142,150

Schedule of Deferred Tax Assets and Liabilities
	2024	2023
	USD	USD
Deferred tax assets
Tax losses carried forward	-	11,734
Lease liability	206,140	14,335
Allowance for credit losses	14,329	-
Deferred tax liabilities
Right-of-use assets	207,311	13,334
Depreciation	15,860	11,997

Net deferred tax (liabilities) assets	(2,702)	738

Schedule of Movement in Deferred Tax Balances

Movement in deferred tax liabilities:

	Accelerated tax depreciation	Right-of-use assets	Total
	USD	USD	USD
Balance at January 1, 2023	-	(35,811)	(35,811)
Recognized in profit or loss	(11,793)	22,789	10,996
Effect of movement in exchange rates	(204)	(312)	(516)
Balance at December 31, 2023 and January 1, 2024	(11,997)	(13,334)	(25,331)
Recognized in profit or loss	(4,301)	(197,631)	(201,932)
Effect of movement in exchange rates	438	3,654	4,092
Balance at December 31, 2024	(15,860)	(207,311)	(223,171)
	Tax losses carried forward	Lease liability	Allowance for credit losses	Total
	USD	USD	USD	USD
Balance at January 1, 2023	77,063	37,293	-	114,356
Recognized in profit or loss	(65,567)	(23,291)	-	(88,858)
Effect of movement in exchange rates	238	333	-	571
Balance at December 31, 2023 and January 1, 2024	11,734	14,335	-	26,069
Recognized in profit or loss	(11,675)	195,453	14,568	198,346
Effect of movement in exchange rates	(59)	(3,648)	(239)	(3,946)
Balance at December 31, 2024	-	206,140	14,329	220,469